31) Deposits from customers (Tables)	12 Months Ended
Dec. 31, 2020
Deposits From Customers
Composition by nature

Composition by nature

	R$ thousand
	On December 31
	2020	2019
Demand deposits	50,247,334	37,283,988
Savings deposits	136,698,248	114,177,799
Time deposits	358,347,161	214,765,753
Total	545,292,743	366,227,540